Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the three and six months ended June 30, 2025, and 2024, is comprised of:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	216,641	152,286	424,773	476,528
Share-based payments	—	—	1,316,483	—
	216,641	152,286	1,741,256	476,528